Business Combination (Details) $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥) shares	Oct. 03, 2014 CNY (¥)	Mar. 10, 2014 CNY (¥) item shares	Apr. 30, 2016 CNY (¥)	Nov. 30, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)
Allocation of purchase price
Goodwill						¥ 14,401,000		¥ 6,527,019,000	¥ 14,401,000	$ 1,022,174	¥ 6,650,570,000	¥ 2,607,821,000
Amortization years							9 years 3 months 18 days	9 years 4 months 24 days
Goodwill impairment charge							¥ 0	¥ 0	2,593,420,000
Intangible assets impaired							¥ 0	¥ 0	156,709,000
Technology
Allocation of purchase price
Amortization years							6 years 6 months	6 years 8 months 12 days
Domain names and trademark
Allocation of purchase price
Amortization years							19 years 6 months	19 years 7 months 6 days
Strategic Cooperation Agreement
Allocation of purchase price
Amortization years							5 years	5 years
Estimated useful lives (in years)							5 years
Non-compete Agreement
Allocation of purchase price
Amortization years							8 years	8 years
Transaction with Tencent
Allocation of purchase price
Goodwill			¥ 2,593,420,000
Deferred tax liability			(41,893,000)
Transaction with Tencent | Technology
Allocation of purchase price
Intangible assets acquired			¥ 108,800,000
Amortization years			5 years
Transaction with Tencent | Domain names and trademark
Allocation of purchase price
Intangible assets acquired			¥ 33,100,000
Amortization years			10 years
Transaction with Tencent | Advertising Customer Relationship
Allocation of purchase price
Intangible assets acquired			¥ 80,400,000
Amortization years			7 years
Transaction with Tencent | Logistic workforce
Allocation of purchase price
Intangible assets acquired			¥ 13,900,000
Amortization years			3 years
Transaction with Tencent | Strategic Cooperation Agreement
Allocation of purchase price
Intangible assets acquired			¥ 6,075,289,000
Amortization years			5 years
Transaction with Tencent | Non-compete Agreement
Allocation of purchase price
Intangible assets acquired			¥ 1,442,389,000
Amortization years			8 years
Estimated useful lives (in years)			8 years
Transaction with Tencent | Huang River Investment Limited
Business combination
Shares issued on a fully diluted basis (as a percent)			15.00%
Total consideration		¥ 11,665,015,000
Transaction with Tencent | Ordinary shares | Huang River Investment Limited
Business combination
Ordinary shares issued as consideration for the Transaction | shares			351,678,637
Transaction with Tencent | Combined Platform Business
Business combination
Business operation acquired (as a percent)			100.00%
Number of online marketplace platforms acquired | item			2
Allocation of purchase price
Goodwill impairment charge						2,593,420,000
Intangible assets impaired						156,709,000
Deferred tax liability reversed						¥ 27,796,000			¥ 27,796,000
Transaction with Tencent | Paipai.com
Allocation of purchase price
Transitional period					3 months
Transaction with Tencent | Shanghai Icson
Business combination
Percentage of equity interest acquired			9.90%
Transaction with Tencent | Shanghai Icson | Call Option
Business combination
Minimum price to be paid to acquire remaining equity interest in acquiree			¥ 800,000,000
Maximum period to acquire remaining interest in acquiree			3 years
Payment to acquire remaining equity interest				¥ 800,000,000
Transaction with Walmart
Business combination
Term within which shares cannot be transferred	5 years
Allocation of purchase price
Fair value of the Company's shares issued	¥ 9,592,258,000
Total Purchase price	¥ 9,592,258,000
Transaction with Walmart | Non-compete Agreement
Business combination
Discount rate (as a percent)	17.00%
Allocation of purchase price
Intangible assets acquired	¥ 1,019,816,000
Amortization years	8 years
Estimated useful lives (in years)	8 years
Transaction with Walmart | Class A ordinary shares
Business combination
Ordinary shares issued as consideration for the Transaction | shares	144,952,250
Shares issued on a fully diluted basis (as a percent)	5.00%
Transaction with Walmart | YHD marketplace
Allocation of purchase price
Property, plant and equipment, net	¥ 65,887,000
Goodwill	5,755,826,000
Deferred tax liability	(916,910,000)
Transaction with Walmart | YHD marketplace | Technology
Allocation of purchase price
Intangible assets acquired	¥ 537,785,000
Amortization years	7 years
Transaction with Walmart | YHD marketplace | Domain names and trademark
Allocation of purchase price
Intangible assets acquired	¥ 3,099,958,000
Amortization years	20 years
Transaction with Walmart | YHD marketplace | Customer relationship
Allocation of purchase price
Intangible assets acquired	¥ 29,896,000
Amortization years	10 years
Business cooperation agreement
Business combination
Period of agreement	5 years